Employee Benefits - Changes in Fair Value of Plan Assets for the Group (Detail) - Plan assets [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the year	¥ 554,671	¥ 545,072
Interest income	2,986	2,788
Return on plan assets, excluding interest income	(457)	29,550
Employer contributions	13,903	13,765
Benefits paid	(29,682)	(34,637)
Other	(15,174)	(1,866)
Balance at end of the year	¥ 526,246	¥ 554,671